Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Assets and Investments Table
As of December 31, 2018, the Partnership’s assets and investments, including AMA (as defined in Note 3), consisted of the following:

	Owned and Operated	Operated Interests	Non-Operated Interests	Equity Interests
Gathering systems (1)	17	2	3	2
Treating facilities	34	3	—	3
Natural gas processing plants/trains	23	3	—	5
NGLs pipelines	2	—	—	4
Natural gas pipelines	5	—	—	—
Oil pipelines	3	1	—	3

(1)	Includes the DBM water systems.

Ownership Interests and Method of Consolidation Table
The following table outlines the Partnership’s ownership interests and the accounting method of consolidation used in the Partnership’s consolidated financial statements for entities not wholly owned:

Percentage Interest
Equity investments (1)
Fort Union	14.81%
White Cliffs	10.00%
Rendezvous	22.00%
Mont Belvieu JV	25.00%
TEP	20.00%
TEG	20.00%
FRP	33.33%
Whitethorn	20.00%
Cactus II	15.00%
Saddlehorn	20.00%
Panola	15.00%
Mi Vida	50.00%
Ranch Westex	50.00%
Proportionate consolidation (2)
Marcellus Interest systems	33.75%
Springfield system	50.10%
Full consolidation
Chipeta (3)	75.00%

(1)
Investments in non-controlled entities over which the Partnership exercises significant influence are accounted for under the equity method. “Equity investment throughput” refers to the Partnership’s share of average throughput for these investments.

(2)	The Partnership proportionately consolidates its associated share of the assets, liabilities, revenues and expenses attributable to these assets.

(3)	The 25% interest in Chipeta Processing LLC (“Chipeta”) held by a third-party member is reflected within noncontrolling interest in the consolidated financial statements.

Impact of New Accounting Pronouncement Tables
The following tables summarize the impact of adopting Topic 606 on the impacted line items within the consolidated statement of operations and the consolidated balance sheet. The differences between revenue as reported following Topic 606 and revenue as it would have been reported under Topic 605 are due to the changes described above.

	Year Ended December 31, 2018
thousands	As Reported	Without Adoption of Topic 606	Effect of Change Increase / (Decrease)
Revenues
Service revenues – fee based	$1,905,728	$1,751,242	$154,486
Service revenues – product based	88,785	—	88,785
Product sales	303,020	1,405,898	(1,102,878)
Expenses
Cost of product	415,505	1,338,100	(922,595)
Operation and maintenance	480,861	480,668	193
Depreciation and amortization	389,164	386,179	2,985
Impairments	230,584	230,539	45
Income tax expense (benefit)	58,934	58,804	130
Net income attributable to noncontrolling interest	8,609	8,541	68
Net income (loss) attributable to Western Gas Partners, LP	627,917	568,350	59,567

	December 31, 2018
thousands	As Reported	Without Adoption of Topic 606	Effect of Change Increase / (Decrease)
Assets
Other current assets	$26,181	$20,782	$5,399
Net property, plant and equipment	8,410,353	8,291,554	118,799
Other assets	67,194	24,972	42,222
Liabilities
Accrued liabilities	127,874	121,967	5,907
Deferred income taxes	280,017	254,939	25,078
Other liabilities	132,130	2,741	129,389
Equity and partners’ capital
Total equity and partners’ capital	4,919,597	4,913,551	6,046